Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Unearned ESOP [Member]	Non-controlling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]		Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]		Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2017		$ 62,144		$ 43	$ 28,170	$ 39,020	$ (4,208)	$ (1,214)	$ 333
Net income		4,009				4,031			(22)
Other comprehensive (loss) income, net of tax		(2,140)					(2,140)
ESOP shares earned		375			195			180
Stock based compensation		398			398
Stock options exercised		385		1	384
Common stock dividends declared		(1,005)				(1,005)
Cumulative effect of affiliate capital allocation					(8)	15			(7)
Distributions from affiliates		(66)							(66)
Balance at Dec. 31, 2018		64,459		44	29,139	42,114	(6,042)	(1,034)	238	$ (239)	[1]	$ (239)	[1]
Balance (ASU 2016-01 [Member]) at Dec. 31, 2018	[2]									(53)		53		$ (53)
Balance (ASU 2017-12 [Member]) at Dec. 31, 2018	[3]									359				359
Net income		1,135				1,121			14
Other comprehensive (loss) income, net of tax		3,018					3,018
Proceeds of common stock private placement, net of expenses	[4]	3,826		3	3,823
Proceeds of preferred stock private placement, net of expenses	[4]	15,370	$ 12		15,358
Effect of warrant issued from private placement	[4]	373			373
ESOP shares earned		176			86			90
Stock based compensation		146			146
Stock options exercised		200			200
Common stock dividends declared		(530)				(530)
Preferred stock dividends declared		(69)				(69)
Warrant dividends declared		(8)				(8)
Distributions from affiliates		(13)							(13)
Balance at Jun. 30, 2019		87,844	12	47	49,125	42,389	(3,024)	(944)	239
Balance at Dec. 31, 2018		64,459		44	29,139	42,114	(6,042)	(1,034)	238	(239)	[1]	(239)	[1]
Balance (ASU 2016-01 [Member]) at Dec. 31, 2018	[2]									(53)		53		(53)
Balance (ASU 2017-12 [Member]) at Dec. 31, 2018	[3]									359				$ 359
Net income		4,286				4,276			10
Other comprehensive (loss) income, net of tax		3,071					3,071
Proceeds of common stock private placement, net of expenses	[4]	3,826		3	3,823
Proceeds of preferred stock private placement, net of expenses	[4]	15,370	12		15,358
Effect of warrant issued from private placement	[4]	373			373
ESOP shares earned		339			160			179
Stock based compensation		291			291
Stock options exercised		218			218
Common stock dividends declared		(1,081)				(1,081)
Preferred stock dividends declared		(208)				(208)
Warrant dividends declared		(23)				(23)
Distributions from affiliates		(13)							(13)
Balance at Dec. 31, 2019		90,669	12	47	49,362	44,839	(2,971)	(855)	235
Balance (ASU 2016-02 [Member]) at Dec. 31, 2019	[1]									$ (239)		$ (239)
Balance at Mar. 31, 2019		66,438		44	29,454	42,133	(4,462)	(989)	258
Net income		601				607			(6)
Other comprehensive (loss) income, net of tax		1,438					1,438
Proceeds of common stock private placement, net of expenses	[4]	3,826		3	3,823
Proceeds of preferred stock private placement, net of expenses	[4]	15,370	12		15,358
Effect of warrant issued from private placement	[4]	373			373
ESOP shares earned		89			44			45
Stock based compensation		73			73
Common stock dividends declared		(274)				(274)
Preferred stock dividends declared		(69)				(69)
Warrant dividends declared		(8)				(8)
Distributions from affiliates		(13)							(13)
Balance at Jun. 30, 2019		87,844	12	47	49,125	42,389	(3,024)	(944)	239
Balance at Dec. 31, 2019		90,669	12	47	49,362	44,839	(2,971)	(855)	235
Net income		3,588				3,531			57
Other comprehensive (loss) income, net of tax		(1,210)					(1,210)
ESOP shares earned		142			52			90
Stock based compensation		139			139
Stock options exercised		195		1	194
Common stock dividends declared		(557)				(557)
Preferred stock dividends declared		(138)				(138)
Warrant dividends declared		(15)				(15)
Balance at Jun. 30, 2020		92,607	12	48	49,747	47,660	(4,387)	(765)	292
Reevaluation of deferred tax asset valuation allowance	[5]	(206)					(206)
Balance at Mar. 31, 2020		88,311	12	47	49,659	46,174	(7,077)	(809)	305
Net income		1,828				1,841			(13)
Other comprehensive (loss) income, net of tax		2,690					2,690
ESOP shares earned		59			15			44
Stock based compensation		73			73
Stock options exercised		1		1
Common stock dividends declared		(279)				(279)
Preferred stock dividends declared		(69)				(69)
Warrant dividends declared		(7)				(7)
Balance at Jun. 30, 2020		$ 92,607	$ 12	$ 48	$ 49,747	$ 47,660	$ (4,387)	$ (765)	$ 292

[1]	Cumulative effect of the adoption of ASU 2016-02, Leases (Topic 842), based on the difference in the right-of-use asset and lease liability as of January 1, 2019.
[2]	Cumulative effect of unrealized gain on marketable equity securities based on the adoption of ASU 2016-01 - Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities.
[3]	Cumulative effect of unrealized gains on the transfer of 52 investment securities from held-to-maturity classification to available-for-sale classification based on the adoption of ASU 2017-12: Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities.
[4]	On May 8, 2019, the Company entered into a Securities Purchase Agreement with an institutional investor, in which it sold: (i) 37,700 shares of the Company’s common stock, (ii) 1,155,283 shares of a new series of preferred stock, Series B convertible perpetual preferred stock; and (iii) a warrant to purchase 125,000 shares of common stock in a private placement transaction. The Company also entered into Subscription Agreements with certain directors and executive officers of the Company as well as other accredited investors. Pursuant to the Subscription Agreements, the investors purchased an aggregate of 269,277 shares of common stock.
[5]	Management determined that the Company, under the current New York State (“NYS”) tax code, was highly unlikely to incur a material NYS tax liability in the foreseeable future. As a result, certain net current and deferred tax assets, related to GAAP vs. tax timing differences under previous NYS tax law were no longer going to provide any future tax benefit. The substantial majority of these net deferred tax assets were offset by a related valuation allowance established in prior periods. Therefore, the Company eliminated its remaining NYS net deferred tax asset balances and the related valuation allowance on January 1, 2020. The effect of these eliminations required an adjustment to other comprehensive income balances and had no effect on 2020 reported earnings.